Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,769,794,259.53
Previously Paid Amount	0.00
Total Fee Amount	261,221.63
Total Offset Amount	0.00
Net Fee	$ 261,221.63